Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Commitments and Contingencies Disclosure [Abstract]
Number of commercial buildings in which the entity leases office space	2
Rent expense, net of the change in liability	$ 258	$ 110	$ 94
Future minimum rental payments
2013	342
2014	332
2015	292
2016	250
2017	98
Total	$ 1,314